Debt - Debt Transactions Narrative (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2024	Oct. 31, 2021	Jul. 27, 2021	Sep. 16, 2019	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019	Jun. 05, 2020
Debt Instrument [Line Items]
Loss on debt modification and extinguishment					$ 300,000	$ 0	$ 50,700,000	$ 0
Redemption premiums							17,500,000	0
Third-party debt issuance expenses							13,100,000	$ 8,100,000	$ 8,200,000	$ 18,900,000	$ 0
Prior Term Loan Facility | Term loan
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,300,000,000.0		$ 1,300,000,000.0
Repayment of senior debt			1,257,800,000
Write off of deferred financing fees							4,800,000
Periodic payment as a percentage of original principal	0.25%
Weighted average interest rate (percent)									3.75%
Consolidated total leverage ratio									5.75
Prior Term Loan Facility | Term loan | Minimum
Debt Instrument [Line Items]
Applicable margin (percent)									2.75%
Interest rate									1.00%
Prior Term Loan Facility | Term loan | Maximum
Debt Instrument [Line Items]
Applicable margin (percent)									3.00%
Prior Term Loan Facility | Term loan | Adjusted LIBOR rate | Minimum
Debt Instrument [Line Items]
Applicable margin (percent)									2.75%
Prior Term Loan Facility | Term loan | Adjusted LIBOR rate | Maximum
Debt Instrument [Line Items]
Applicable margin (percent)									3.00%
Prior Term Loan Facility | Term loan | Alternate base rate | Minimum
Debt Instrument [Line Items]
Applicable margin (percent)									1.75%
Prior Term Loan Facility | Term loan | Alternate base rate | Maximum
Debt Instrument [Line Items]
Applicable margin (percent)									2.00%
Prior Term Loan Facility | Term loan | Level 2
Debt Instrument [Line Items]
Fair value of debt									$ 1,257,800,000	1,269,200,000
Senior Term Loan Facility | Term loan
Debt Instrument [Line Items]
Aggregate principal amount			$ 1,500,000,000.0
Debt instrument term (in years)			7 years
Third-party debt issuance expenses							$ 2,300,000
Periodic payment as a percentage of original principal			0.25%
Weighted average interest rate (percent)		2.59%			2.59%		2.59%
Debt covenant, consolidated secured coverage ratio		3.25			3.25		3.25
Senior Term Loan Facility | Term loan | LIBOR
Debt Instrument [Line Items]
Applicable margin (percent)		2.50%	2.50%
Senior Term Loan Facility | Term loan | Federal funds rate, base rate
Debt Instrument [Line Items]
Applicable margin (percent)			0.50%
Senior Term Loan Facility | Term loan | LIBOR, base rate
Debt Instrument [Line Items]
Applicable margin (percent)			1.00%
Senior Term Loan Facility | Term loan | Base rate, margin
Debt Instrument [Line Items]
Applicable margin (percent)			1.50%
Senior Term Loan Facility | Term loan | Level 2
Debt Instrument [Line Items]
Fair value of debt		$ 1,483,200,000			$ 1,483,200,000		$ 1,483,200,000
Senior 2024 Notes | Senior notes
Debt Instrument [Line Items]
Aggregate principal amount				$ 300,000,000.0
Repayment of senior debt			$ 300,000,000.0
Redemption price (percent)			102.00%						102.00%
Write off of deferred financing fees							7,700,000
Redemption premiums							6,000,000.0
Maturity date				Sep. 15, 2024
Proceeds From Issuance Of Senior Notes Used to fund a special distribution To Holdings Of Equity Holders				$ 290,300,000
Interest payable terms									Interest on the 2024 Notes is payable semi-annually in arrears on March 15th and September 15th of each year, which commenced on March 15, 2020.
Cash interest rate percentage									8.625%
Paid in kind interest rate percentage									9.375%
Decline in redemption price percent									100.00%
Senior 2024 Notes | Senior notes | Fair Value, Inputs, Level 1 [Member]
Debt Instrument [Line Items]
Fair value of debt									$ 307,500,000	310,500,000
Senior 2025 Notes | Senior notes
Debt Instrument [Line Items]
Aggregate principal amount										500,000,000.0		$ 250,000,000.0
Repayment of senior debt			$ 750,000,000.0
Redemption price (percent)			101.531%						103.063%
Write off of deferred financing fees							13,200,000
Redemption premiums							11,500,000
Interest rate									6.125%
Interest payable terms									interest is payable semi-annually in arrears on August 15th and February 15th of each year, which commenced on February 15, 2018.
Decline in redemption price percent									100.00%
Consolidted secured leverage ratio									4.25
Senior 2025 Notes | Senior notes | Fair Value, Inputs, Level 1 [Member]
Debt Instrument [Line Items]
Fair value of debt									$ 770,900,000	$ 512,500,000
ABL Credit Facility | Revolving credit facility
Debt Instrument [Line Items]
Increase in aggregate commitments			$ 150,000,000.0
Aggregate commitments		850,000,000.0	$ 850,000,000.0		850,000,000.0		$ 850,000,000.0
Fee on unfunded commitments (percent)							0.25%
Amount outstanding		$ 0			$ 0		$ 0
Debt covenant, consolidated fixed charge coverage ratio		1.00			1.00		1.00
Debt covenant, threshold percentage of borrowing base or aggregate effective commitments for fixed charge coverage ratio		10.00%			10.00%		10.00%
ABL Credit Facility | Revolving credit facility | LIBOR | Minimum
Debt Instrument [Line Items]
Applicable margin (percent)							1.25%
ABL Credit Facility | Revolving credit facility | LIBOR | Maximum
Debt Instrument [Line Items]
Applicable margin (percent)							1.75%
ABL Credit Facility | Revolving credit facility | Alternate base rate | Minimum
Debt Instrument [Line Items]
Applicable margin (percent)							0.25%
ABL Credit Facility | Revolving credit facility | Alternate base rate | Maximum
Debt Instrument [Line Items]
Applicable margin (percent)							0.75%
ABL Revolver | Revolving credit facility
Debt Instrument [Line Items]
Aggregate commitments									$ 700,000,000.0
Fee on unfunded commitments (percent)									0.25%
Amount outstanding									$ 0
Consolidated fixed charge coverage ratio									1.00
Debt instrument required to comply with consolidated fixed charge coverage ratio when fall in debt, percentage									10.00%
ABL Revolver | Revolving credit facility | Adjusted LIBOR rate | Minimum
Debt Instrument [Line Items]
Applicable margin (percent)									1.25%
ABL Revolver | Revolving credit facility | Adjusted LIBOR rate | Maximum
Debt Instrument [Line Items]
Applicable margin (percent)									1.75%
ABL Revolver | Revolving credit facility | Alternate base rate | Minimum
Debt Instrument [Line Items]
Applicable margin (percent)									0.25%
ABL Revolver | Revolving credit facility | Alternate base rate | Maximum
Debt Instrument [Line Items]
Applicable margin (percent)									0.75%
Cash flow | Interest rate swap
Debt Instrument [Line Items]
Loss on settlement							$ 5,200,000